SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General And Administrative Expenses
Bad debt		$ 2,977
Bank service charges	6,806	5,910	5,916
Filing and registration fees	59,635	37,715	72,076
Foreign exchange	153	6,350	150
Insurance	44,784	38,283	33,557
Investor relations	5,312	1,265	1,990
Office maintenance	30,738	17,550	49,713
Regulatory	8,380
Rent	12,810	5,268	15
Travel	14,382	5,259	35,420
General and administrative expenses	$ 183,000	$ 120,577	$ 198,837